Acquisitions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about business combination [abstract]
Acquisitions

6. Acquisitions

Acquisition of SideQik, Inc

On July 2, 2021, the Company acquired all issued and outstanding shares of SideQik, Inc. (“SideQik”) which was carried out pursuant to a statutory reverse-triangular merger. The Company issued 386,584 shares and 23,939 RSUs in exchange for the SideQik securities exchanged pursuant to the transaction.

SideQik empowers brands to discover and connect with content creating influencers across any content vertical. The acquisition of Sideqik (combined with a prior acquisition of Stream Hatchet) brings technology and customers that are expected to expand Engine’s advertising and media offerings.

All transaction costs associated with this acquisition were expensed. If the acquisition of SideQik had occurred at the beginning of the Company’s fiscal year (September 1, 2020), the loss attributed to SideQik’s operations for the year ended August 31, 2021, would have been $1,130,080, with revenue of $2,148,987. The loss attributed to SideQik’s operations from the acquisition date to August 31, 2021, was $383,167, with revenue of $412,981.

The acquisition was accounted for using the acquisition method of accounting under IFRS 3, Business Combinations, which requires that the Company recognize the identifiable assets acquired and the liabilities assumed at their fair values on the date of acquisition. The estimated fair values are preliminary and based on the information that was available as of that date.

The purchase price allocation is as follows:

Consideration paid	# Issued	Amount
Common shares	386,584	$3,962,000
RSUs	23,939	$245,000
		$4,207,000

Fair value of identifiable assets acquired
Cash		$255,852
Accounts and other receivables		817,557
Prepaid and other current assets		69,631
Property and equipment		12,730
Intangible assets - Software (Useful life - 5 years)		910,000
Intangible assets - Brand (Useful life - 10 years)		210,000
Intangible assets - Customer relationships (Useful life - 10 years)		310,000
Goodwill		2,900,193
Accounts payable		(292,571)
Accrued liabilities		(502,392)
Deferred revenue		(484,000)
		$4,207,000

The Company common shares issued for the acquisition of SideQik were subject to lock-up restrictions to be discharged 16 2/3% at 180 days from the closing date, and thereafter another 16 2/3% on the 15th of each subsequent month with the restriction being fully liquidated at the end of the 12th month. The Company’s common shares issued were valued based on the closing price on TSX Venture exchange on July 2, 2021, reduced by a discount for lack of marketability of fifteen percent.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

Significant judgments and assumptions related to the valuation and useful lives of certain classes of assets acquired are as follows:

i)	Intangible assets, software

The fair value of the software intangible asset was determined based on the relief from royalty method under the income approach. The software intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) revenue projections; (ii) royalty rate of 7.5%; (iii) tax rate of 25.5% (iv) discount rate of 20%. This asset is amortized on a straight-line basis over the estimated useful life of five years.

ii)	Intangible assets, brand

The fair value of the brand intangible asset was determined based on the relief from royalty method under the income approach. The brand intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) cash flow projections with long term growth rate of 3%; (ii) royalty rate of 0.5%; (iii) tax rate of 25.5%; and (iv) discount rate of 20.0%. This asset is amortized on a straight-line basis over the estimated useful life of ten years.

iii)	Intangible assets, customer relationships

SideQik has created custom partnerships with clients to build out integrations with proprietary brand tools which are expected to result in future sales. The fair value of the customer relationships intangible asset was determined based on the excess earnings method under the income approach. The customer relationships intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) cash flow projections with long term growth rate of 3%; (ii) customer attrition rate of 15%; and (iii) discount rate of 22.0%; (iv) tax rate of 25.5%. This asset is amortized on a straight-line basis over the estimated useful life of ten years.

iv)	Goodwill

The difference between the acquisition date fair value of the consideration transferred and the values assigned to the assets acquired and liabilities assumed represents goodwill of $2,900,193. The goodwill is not expected to be deductible for tax purposes.

The goodwill recorded represents the following:

●	Cost savings and operating synergies expected to result from combining the operations of SideQik with those of the Company.
●	Intangible assets that do not qualify for separate recognition such as the assembled workforce.

6. Acquisitions

(a)	UMG Media Ltd.

On December 31, 2019, the Company acquired all issued and outstanding shares of UMG Media Ltd. (“UMG”) which was carried out by way of a plan of arrangement under the Business Corporations Act (Alberta). UMG shareholders received, on an exchange ratio of 0.0643205, common shares of the Company. In total, the Company issued 288,560 shares (the “Consideration Shares”) in exchange for the UMG securities exchanged pursuant to the transaction, including the securities issued pursuant to the UMG Private Placement (defined below) (a total of 54,157 of these Engine Media Shares were issued to the UMG Private Placement shareholders and the remainder were issued to the former UMG Shareholders). In addition, each outstanding option and warrant to purchase a UMG Share was exchanged for an option or warrant, as applicable, to purchase an Engine Media share, based upon the exchange ratio.

All transaction costs associated with this acquisition have been expensed. If the acquisition of UMG had occurred at the beginning of the Company’s fiscal year (September 1, 2019), the loss attributed to UMG’s operations for the year ended August 31, 2020, would have been $3,519,046, with revenue of $491,323. The loss attributed to UMG’s operations from the acquisition date of December 31, 2019, to August 31, 2020, was $1,875,539, with revenue of $314,948.

The acquisition was accounted for using the acquisition method of accounting under IFRS 3, Business Combinations, which requires that the Company recognize the identifiable assets acquired and the liabilities assumed at their fair values on the date of acquisition.

The purchase price allocation is as follows:

Consideration paid	# Issued	Amount
Common shares	288,560	$3,804,344
Options and warrants exchanged	26,553	41,879
		$3,846,223

Fair value of identifiable assets acquired
Cash		$(82,528)
Restricted cash		112,901
Accounts and other receivables		76,052
Prepaid and other current assets		88,877
Property and equipment		313,622
Right-of-use asset		388,996
Intangible assets - Application platforms (Useful life - 5 years)		560,000
Intangible assets - Brand (Useful life - 6 years)		510,000
Intangible assets - Customer lists (Useful life - 3 years)		460,000
Goodwill		3,209,045
Accounts payable and accrued liabilities		(761,766)
Lease liabilities		(420,863)
Players liability account		(112,902)
Promissory notes		(430,745)
Deferred revenue		(64,466)
		$3,846,223

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The Engine Media common shares issued were valued based on the closing price on the TSX Venture exchange on December 31, 2019.

Significant judgments and assumptions related to the valuation and useful lives of certain classes of assets acquired are as follows:

i)	Intangible assets, application platforms

UMG had certain proprietary technology used in its platform, which the Company expects will contribute to future cash flow. The fair value of the software intangible asset was determined based on the relief from royalty method under the income approach. The software intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) revenue projections; (ii) royalty rate of 7%; (iii) technology replacement rate of 5 years; and (iv) discount rate of 17.5%. This asset is amortized on a straight-line basis over the estimated useful life of five years.

ii)	Intangible assets, brand

UMG had established itself as a recognized brand in its industry and is well known amongst gaming enthusiasts and the esports community. The Company expects the brand will contribute to future cash flow. The fair value of the brand intangible asset was determined based on the relief from royalty method under the income approach. The brand intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) revenue projections with long term growth rate of 3%; (ii) royalty rate of 2%; and (iv) discount rate of 18.5%. This asset is amortized on a straight-line basis over the estimated useful life of six years.

iii)	Intangible assets, customer lists

UMG had an established customer list which is expected to result in future sales. The fair value of the customer list intangible asset was determined based on the cost approach. The customer list intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) number of active users; (ii) user acquisition cost; (iii) time to recreate of 1.5 years; (iv) obsolescence rate of 10% and (v) discount rate of 16.5%. This asset is amortized on a straight-line basis over the estimated useful life of three years.

iv)	Goodwill

The difference between the acquisition date fair value of the consideration transferred and the values assigned to the assets acquired and liabilities assumed represents goodwill of $3,209,045. The goodwill is not expected to be deductible for tax purposes.

The goodwill recorded represents the following:

●	Cost savings and operating synergies expected to result from combining the operations of UMG with those of the Company
●	Intangible assets that do not qualify for separate recognition such as the assembled workforce

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

(b)	Frankly Inc.

On May 8, 2020, the Company acquired all issued and outstanding shares of Frankly Inc. (“Frankly”) which was carried out by way of a court-approved plan of arrangement under the Business Corporations Act (British Columbia). Frankly shareholders received one share of the Company’s common shares for each share of Frankly. In total, the Company issued 2,258,215 shares in exchange for the Frankly securities exchanged pursuant to the transaction. In addition, each outstanding option, RSU and warrant to purchase a Frankly share was exchanged for an option, RSU or warrant, as applicable, to purchase a Company share, based upon the exchange ratio.

All transaction costs associated with this acquisition were expensed. If the acquisition of Frankly had occurred at the beginning of the Company’s fiscal year (September 1, 2019), the loss attributed to Frankly’s operations for the year ended August 31, 2020, would have been $8,350,289, with revenue of $23,165,702. The loss attributed to Frankly’s operations from the acquisition date of May 8, 2020, to August 31, 2020, was $2,266,289, with revenue of $6,404,736.

The acquisition was accounted for using the acquisition method of accounting under IFRS 3, Business Combinations, which requires that the Company recognize the identifiable assets acquired and the liabilities assumed at their fair values on the date of acquisition. The estimated fair values were preliminary and based on the information that was available as of that date. The Company has since finalized the purchase price allocation with no change to the preliminary amounts.

The purchase price allocation is as follows:

Consideration paid	# Issued	Amount
Common shares	2,258,215	$12,155,000
Warrants exchanged	1,055,036	2,157,000
Settlement of a pre-existing relationship		(1,099,999)
		$13,212,001

Fair value of identifiable assets acquired
Cash		1,241,511
Accounts and other receivables		5,368,562
Prepaid and other current assets		444,690
Property and equipment		40,152
Intangible assets - Software (Useful life - 3 years)		2,000,000
Intangible assets - Brand (Useful life - 1 year)		100,000
Intangible assets - Customer contracts (Useful life - 10 years)		2,700,000
Goodwill		14,895,595
Accounts payable and accrued liabilities		(9,590,547)
Deferred revenue		(148,949)
Line of credit		(3,839,013)
		$13,212,001

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The Engine Media common shares issued were valued based on the closing price on the TSX Venture exchange on May 8, 2020. The warrants were valued using the Black Scholes method.

Significant judgments and assumptions related to the valuation and useful lives of certain classes of assets acquired are as follows:

i)	Intangible assets, software

Frankly had certain proprietary technology used in its products, which the Company expects will contribute to future cash flow. The fair value of the software intangible asset was determined based on the relief from royalty method under the income approach. The software intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) revenue projections; (ii) royalty rate of 3%; (iii) technology replacement rate of 5 years; and (iv) discount rate of 18%. This asset is amortized on a straight-line basis over the estimated useful life of three years.

ii)	Intangible assets, customer contracts

Frankly had established relationships with media companies which are expected to result in future sales. The fair value of the customer relationships intangible asset was determined based on the excess earnings method under the income approach. The customer relationships intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) cash flow projections with long term growth rate of 3%; (ii) customer attrition rate of 10%; (iii) charges for use of assets; and (iv) discount rate of 21.5%. This asset is amortized on a straight-line basis over the estimated useful life of ten years.

iii)       Goodwill

The difference between the acquisition date fair value of the consideration transferred and the values assigned to the assets acquired and liabilities assumed represents goodwill of $14,895,595. The goodwill is not expected to be deductible for tax purposes.

The goodwill recorded represents the following:

●	Cost savings and operating synergies expected to result from combining the operations of Frankly with those of the Company
●	Intangible assets that do not qualify for separate recognition such as the assembled workforce

(c)	WinView, Inc.

On May 8, 2020, the Company acquired all issued and outstanding shares of WinView, Inc. (“WinView”) which was carried out pursuant to a statutory merger. The Company issued 1,759,997 shares in exchange for the WinView securities exchanged pursuant to the transaction. In addition, WinView shareholders are entitled to contingent consideration based on a portion of any future licensing revenue from its patent portfolio.

If the acquisition of WinView had occurred at the beginning of the Company’s fiscal year (September 1, 2019), the loss attributed to WinView’s operations for the year ended August 31, 2020, would have been $6,034,836, with revenue of $68,813. The loss attributed to WinView’s operations from the acquisition date of May 8, 2020, to August 31, 2020, was $1,557,248, with revenue of $51,422.

IFRS 3 – Business Combinations (“IFRS 3”) was amended in October 2018 to clarify the definition of a business and added an optional concentration test to assess when a company has acquired a group of assets, rather than a business, if the value of the assets acquired is substantially all concentrated in a single asset or group of similar assets. The Company concluded that the value of the WinView assets acquired is substantially concentrated in the patent portfolio, and therefore the acquisition of WinView was accounted for as an asset acquisition.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

For an asset acquisition, the Company’s accounting policy is to recognize a liability for contingent consideration when the related activity occurs. Accordingly, a liability was not recorded for the contingent consideration as at August 30, 2020.

The purchase price allocation is as follows:

Consideration paid	# Issued	Amount
Common shares	1,759,997	$7,579,000
		$7,579,000

Fair value of identifiable assets acquired
Cash		$359,190
Restricted cash		201,540
Prepaid and other current assets		174,313
Intangible assets - Patents (Useful life - 5 years)		9,430,265
Accounts payable and accrued liabilities		(699,053)
Players liability account		(201,540)
Government grants - PPP Loan		(174,795)
Promissory notes		(1,423,738)
Deferred revenue		(87,182)
		$7,579,000

The Company common shares issued for the acquisition of Winview were subject to lock-up restrictions to be discharged 10% at 120 days, another 15% at 180 days, another 15% at 270 days, another 20% at 360 days and the remaining 40% at 390 days, in each case following the closing date. The Company common shares issued were valued based on the closing price on TSX Venture exchange on May 8, 2020, reduced by a discount for lack of marketability of twenty percent.

(d)	Acquisitions of WTF1, Lets Go Racing and DriverDB

During the year ended August 31, 2020, the Company completed three acquisitions in its motorsports division that were disposed on November 3, 2020, as a result of a strategic business review that began in October 2020 .

The Company acquired certain assets of WTF1 on April 2, 2020, for a purchase price of $557,709. The acquisition was accounted for as an asset acquisition. The purchase price was allocated to the assets acquired on a relative fair value basis. The amount allocated to software is being amortized over three years.

On June 3, 2020, the Company completed the acquisition of Lets Go Racing pursuant to a share purchase agreement dated June 2, 2020. Purchase consideration comprised of £50,000 ($63,274) in cash, 200,000 common shares of the Company and deferred cash consideration of £265,000 ($333,503). Of the deferred cash consideration, £100,000 ($125,850) is due 120 days following closing and £165,000 ($207,653) is due 240 days following closing. Total purchase consideration discussed above amounted to $2,116,267. The acquisition was accounted for as an asset acquisition. The purchase price was allocated to software and is being amortized over three years.

On June 3, 2020, the Company completed the acquisition of DriverDB in exchange for the issuance of 100,000 common shares of the Company pursuant to a share purchase agreement dated June 1, 2020. The common shares were valued at $859,745. The acquisition was accounted for as an asset acquisition. The purchase price was allocated to the assets acquired on a relative fair value basis. The amount allocated to software is being amortized over three years.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

(e)	Acquisition of SideQik, Inc

On July 2, 2021, the Company acquired all issued and outstanding shares of SideQik, Inc. (“SideQik”) which was carried out pursuant to a statutory reverse-triangular merger. The Company issued 386,584 shares and 23,939 RSUs in exchange for the SideQik securities exchanged pursuant to the transaction.

The acquisition of Sideqik (combined with a prior acquisition of Stream Hatchet) brings technology and customers that are expected to expand Engine’s advertising and media offerings.

All transaction costs associated with this acquisition were expensed. If the acquisition of SideQik had occurred at the beginning of the Company’s fiscal year (September 1, 2020), the loss attributed to SideQik’s operations for the year ended August 31, 2021, would have been $1,130,080, with revenue of $2,148,987. The loss attributed to SideQik’s operations from the acquisition date to August 31, 2021, was $383,167, with revenue of $412,981.

The acquisition was accounted for using the acquisition method of accounting under IFRS 3, Business Combinations, which requires that the Company recognize the identifiable assets acquired and the liabilities assumed at their fair values on the date of acquisition. The estimated fair values are preliminary and based on the information that was available as of that date.

The purchase price allocation is as follows:

Consideration paid	# Issued	Amount
Common shares	386,584	$3,962,000
RSUs	23,939	$245,000
		$4,207,000

Fair value of identifiable assets acquired
Cash		$255,852
Accounts and other receivables		817,557
Prepaid and other current assets		69,631
Property and equipment		12,730
Intangible assets - Software (Useful life - 5 years)		910,000
Intangible assets - Brand (Useful life - 10 years)		210,000
Intangible assets - Customer relationships (Useful life - 10 years)		310,000
Goodwill		2,900,193
Accounts payable		(292,571)
Accrued liabilities		(502,392)
Deferred revenue		(484,000)
		$4,207,000

The Company common shares issued for the acquisition of SideQik were subject to lock-up restrictions to be discharged 16 2/3% at 180 days from the closing date, and thereafter another 16 2/3% on the 15th of each subsequent month with the restriction being fully liquidated at the end of the 12th month. The Company’s common shares issued were valued based on the closing price on TSX Venture exchange on July 2, 2021, reduced by a discount for lack of marketability of fifteen percent.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

Significant judgments and assumptions related to the valuation and useful lives of certain classes of assets acquired are as follows:

i)	Intangible assets, software

The fair value of the software intangible asset was determined based on the relief from royalty method under the income approach. The software intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) revenue projections; (ii) royalty rate of 7.5%; (iii) tax rate of 25.5% (iv) discount rate of 20%. This asset is amortized on a straight-line basis over the estimated useful life of five years.

ii)	Intangible assets, brand

The fair value of the brand intangible asset was determined based on the relief from royalty method under the income approach. The brand intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) cash flow projections with long term growth rate of 3%; (ii) royalty rate of 0.5%; (iii) tax rate of 25.5%; and (iv) discount rate of 20.0%. This asset is amortized on a straight-line basis over the estimated useful life of ten years.

iii)	Intangible assets, customer relationships

SideQik has created custom partnerships with clients to build out integrations with proprietary brand tools which are expected to result in future sales. The fair value of the customer relationships intangible asset was determined based on the excess earnings method under the income approach. The customer relationships intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) cash flow projections with long term growth rate of 3%; (ii) customer attrition rate of 15%; and (iii) discount rate of 22.0%; (iv) tax rate of 25.5%. This asset is amortized on a straight-line basis over the estimated useful life of ten years.

iv)	Goodwill

The difference between the acquisition date fair value of the consideration transferred and the values assigned to the assets acquired and liabilities assumed represents goodwill of $2,900,193. The goodwill is not expected to be deductible for tax purposes.

The goodwill recorded represents the following:

●	Cost savings and operating synergies expected to result from combining the operations of SideQik with those of the Company.
●	Intangible assets that do not qualify for separate recognition such as the assembled workforce.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)